UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

FORM 12b-25

NOTIFICATION OF LATE FILING

FORM 10-K FOR THE ANNUAL PERIOD ENDING May 31, 2014

PART I - REGISTRANT INFORMATION

U.S. Precious Metals, Inc.

Full Name of Registrant

176 Route 9 North, Suite 306

Address of Principal Executive Offices (Street and Number)

Marlboro, New Jersey 07728

City, State and Zip Code

PART II - Rule 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b) The subject annual report, semi-annual report, transition report on Form

10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the

[X] prescribed due date; or the subject quarterly report or transition report on

Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant's statement or other exhibit required by Rule

12b-25(c) has been attached if applicable.

1

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PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

(Attach extra sheets if needed)

U.S. Precious Metals, Inc. (the “Company”) is filing this Form 12b-25 to report that it is unable to file its Annual Report on Form 10-K for the fiscal year ended May 31, 2014 within the prescribed time period without unreasonable effort or expense because the financial statements could not be completed in time to timely file. The Company will file the Form 10-K by the extension date.

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PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

Gennaro Pane, Chairman (732) 851-7707

(Name) (Area Code) (Telephone Number)

(2) Have all other reports required to be filed under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed?

Yes.

(3) Is it anticipated that any significant change in results in operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

No.

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U.S. Precious Metals, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 29, 2014

By /s/ David Cutler

David Cutler

Chief Financial Officer